Financial Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Borrowings	$ 64,632		$ 86,713
Bank overdrafts	0		185
Current financial liabilities	64,632		86,898
Financial assets at amortised cost	$ 79,214		88,193
US912797TP29 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Jul-26
Interest rate	3.28%
Financial assets at amortised cost	$ 5,705
US912797TQ02 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Jul-26
Interest rate	3.30%
Financial assets at amortised cost	$ 5,705
US912797UG01 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Sep-26
Interest rate	3.33%
Financial assets at amortised cost	$ 6,331
US912797UJ40 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Oct-26
Interest rate	3.38%
Financial assets at amortised cost	$ 6,680
US912797TC16 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Dec-26
Interest rate	3.57%
Financial assets at amortised cost	$ 15,336
US912797TC16.1 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Dec-26
Interest rate	3.57%
Financial assets at amortised cost	$ 981
US912797MS31 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date		Feb-26
Interest rate		0.00%
Financial assets at amortised cost	0		16,759
US912797NA14 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date		May-26
Interest rate		3.40%
Financial assets at amortised cost	$ 0		48,244
US912797RG48 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Aug-26
Interest rate	3.29%
Financial assets at amortised cost	$ 5,704
US912797SU23 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Nov-26
Interest rate	3.40%
Financial assets at amortised cost	$ 6,542
US912797RB50 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Nov-26
Interest rate	5.70%
Financial assets at amortised cost	$ 500		$ 501
US912797SA68 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Oct-26
Interest rate	3.36%
Financial assets at amortised cost	$ 6,680
US912797SK41 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Oct-26
Interest rate	3.41%
Financial assets at amortised cost	$ 6,545
US912797TF47 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Maturity date	Jul-26
Interest rate	3.27%
Financial assets at amortised cost	$ 4,822